Accounts Receivable	4 Months Ended
Apr. 30, 2013
Notes To Financial Statements [Abstract]
3. Accounts Receivable

Note 3. Accounts Receivable

Accounts receivable consisted of the following at April 30, 2013 and December 31, 2012 and 2011:

	April 30,	December 31,
	2013	2012	2011

Accounts receivable	$437,323	$275,206	$262,694
Less: Allowance for doubtful accounts	(72,535)	(35,535)	(47,595)
Accounts receivable, net	$364,788	$239,671	$215,099

Bad debt expense was $37,000, $32,955, $133,907 and $21,200 for the four months ended April 30, 2013 and 2012 (unaudited) and for the years ended December 31, 2012 and 2011, respectively.